Intangible Assets - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 46,163	£ 44,147
Western Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill		£ 4,033
Pre-tax discount rate		7.30%
Eastern Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill		£ 980
Pre-tax discount rate		8.10%
Individual Assets Or Cash Generating Units
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	46,163	£ 44,147
Individual Assets Or Cash Generating Units | Reynolds American Inc.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 35,117	£ 33,062
Pre-tax discount rate	7.70%	7.70%
Individual Assets Or Cash Generating Units | Canada
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 2,307	£ 2,367
Pre-tax discount rate	7.50%	7.50%
Individual Assets Or Cash Generating Units | Western Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rate		7.30%
Individual Assets Or Cash Generating Units | South Africa
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 605	£ 661
Pre-tax discount rate	10.60%	9.60%
Individual Assets Or Cash Generating Units | Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 5,069	£ 5,013
Pre-tax discount rate	7.50%
Individual Assets Or Cash Generating Units | Eastern Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rate		8.10%
Individual Assets Or Cash Generating Units | Australia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 740	£ 775
Pre-tax discount rate	7.90%	7.90%
Individual Assets Or Cash Generating Units | Singapore
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 615	£ 591
Pre-tax discount rate	6.60%	6.60%
Individual Assets Or Cash Generating Units | Malaysia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 448	£ 431
Pre-tax discount rate	8.20%	8.30%
Individual Assets Or Cash Generating Units | Other
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 1,262	£ 1,247